SCHEDULE ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - SGD ($)	Dec. 31, 2024	Jun. 30, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 425,909	$ 706,942
Payroll payable	114,543	98,399
Accruals expense	30,760	45,920
Deposits received	34,667	43,465
Other payable	170,454	57,024
Total	$ 776,333	$ 951,750